Investment Securities - Summary of Equity Investment Securities Designated as at Fair Value Through Other Comprehensive Income (Detail) - Investments in equity instruments designated at fair value through other comprehensive income [member] - CAD ($)
$ in Millions
	Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Cost	$ 1,425	$ 1,388	$ 1,271
Gross unrealized gains	195	174	126
Gross unrealized losses	61	62	92
Fair value	1,559	1,500	1,305
Preferred equity instruments [member]
Disclosure of financial assets [line items]
Cost	145	145	334
Gross unrealized gains	2	2
Gross unrealized losses	50	48	54
Fair value	97	99	280
Common shares [member]
Disclosure of financial assets [line items]
Cost	1,280	1,243	937
Gross unrealized gains	193	172	126
Gross unrealized losses	11	14	38
Fair value	$ 1,462	$ 1,401	$ 1,025